Expense Example, No Redemption - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 466
3 Years	606
5 Years	758
10 Years	1,201
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	139
3 Years	434
5 Years	750
10 Years	1,454
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	460
3 Years	588
5 Years	727
10 Years	1,132
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	43
3 Years	135
5 Years	235
10 Years	530
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	30
3 Years	93
5 Years	163
10 Years	$ 368